DEPOSITS WITH CENTRAL BANK (Details)	Dec. 31, 2016
Deposits With Central Bank Details [Abstract]
Obligatory Deposits In Central Bank As Percentage Of Total Customer Deposits	1.00%
Interest Rate Of Obligatory Deposits In Central Bank	0.00%